Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule Due to Related Parties
(a)	Due to related parties

	Related party relationship	September 30, 2020	September 30, 2019

Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$738,864	$770,532
Wenhu Guo	Senior Management of the Company	368,145	388,075
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	1,208,337	-
Jing Liu	Wife of the controlling shareholder	4,410	4,203
Sheying Wang	Senior Management of the Company	3,234	3,055
Total due to related parties		$2,322,990	$1,165,865